Loss per share	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Loss per share

28. Loss per share

Loss per share is computed by dividing net loss by the weighted average number of the Company’s common shares outstanding during the period.

	2024	2023
	US$	US$
Calculation of basic earnings per share:
Net loss	(633,257)	(94,979,338)
Loss attributable to ordinary shareholders	(633,257)	(94,979,338)

Weighted average number of ordinary shares	26,029,785	6,466,527

Basic and diluted loss per share	(0.02)	(14.69)